Derivatives And Hedging Activities (Effect Of Derivative Instruments On Consolidated Statement Of Operations) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Fair Value Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value hedge gains of ineffectiveness	¥ 1,723	¥ 1,457	¥ 1,979
Fair Value Hedging [Member] | Commodity Futures [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in operations	(4,787)	(1,724)	41,003
Fair Value Hedging [Member] | Commodity Futures [Member] | Other Income (Deductions) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in operations	(4,787)	(1,724)	41,003
Fair Value Hedging [Member] | Trade Accounts Receivable (Payable) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in operations	6,510	3,181	(39,024)
Fair Value Hedging [Member] | Trade Accounts Receivable (Payable) [Member] | Other Income (Deductions) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in operations	6,510	3,181	(39,024)
Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in OCI on derivative (effective portion)	(583)	16,125	2,707
Amount of gain or (loss) reclassified from accumulated OCI into operations (effective portion)	9,556	12,947	(4,657)
Amount of gain or (loss) reclassified from accumulated OCI into operations (effective portion)	(94)	539	1,228
Cash Flow Hedging [Member] | Commodity Futures [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in OCI on derivative (effective portion)	(5,154)	8,463	3,611
Cash Flow Hedging [Member] | Commodity Futures [Member] | Cost Of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) reclassified from accumulated OCI into operations (effective portion)	1,486	1,446	(42)
Cash Flow Hedging [Member] | Foreign Exchange Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in OCI on derivative (effective portion)	4,571	7,662	(613)
Cash Flow Hedging [Member] | Foreign Exchange Forward Contracts [Member] | Other Income (Deductions) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) reclassified from accumulated OCI into operations (effective portion)	8,070	11,501	(4,599)
Amount of gain or (loss) reclassified from accumulated OCI into operations (effective portion)	(94)	539	1,228
Cash Flow Hedging [Member] | Cross Currency Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in OCI on derivative (effective portion)			(291)
Cash Flow Hedging [Member] | Cross Currency Swaps [Member] | Other Income (Deductions) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) reclassified from accumulated OCI into operations (effective portion)			(16)
Not Designated As Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in operations	17,000	7,505	1,404
Not Designated As Hedging [Member] | Commodity Futures [Member] | Other Income (Deductions) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in operations	0	0	0
Not Designated As Hedging [Member] | Foreign Exchange Forward Contracts [Member] | Other Income (Deductions) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in operations	16,234	7,707	2,950
Not Designated As Hedging [Member] | Cross Currency Swaps [Member] | Other Income (Deductions) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in operations	766	(179)	(1,543)
Not Designated As Hedging [Member] | Interest Rate Swaps [Member] | Other Income (Deductions) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in operations	¥ 0	¥ (23)	¥ (3)